Income Tax - Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Current tax
Current tax expenses recognized for the year	$ 8,172		$ 8,109	$ 8,271
Income tax on unappropriated earnings	8		(20)	(2,070)
Income tax adjustments on prior years	(22)		(91)	7
Others	19		12	8
Current tax	8,177		8,010	6,216
Deferred tax
Deferred tax expense (benefits) recognized for the year	(81)		(63)	208
Income tax adjustments on prior years	26		(1)	19
Change in tax rate	0		0	(38)
Deferred tax	(55)		(64)	189
Income tax expense recognized in profit or loss	$ 8,122	$ 289	$ 7,946	$ 6,405